Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Shareholders' Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]
Balance at Dec. 31, 2015	$ 2,121,209	$ 2,316,321	$ 35,800	$ 166,101	$ (397,013)
Net loss for the period	(155,555)				(155,555)
Other comprehensive income (loss) for the period	(9,645)			(9,645)
Share options exercised	1,926	2,972	(1,046)
Share based compensation expense	4,183		4,183
Balance at Dec. 31, 2016	1,962,118	2,319,293	38,937	156,456	(552,568)
Net loss for the period	(132,036)				(132,036)
Other comprehensive income (loss) for the period	(24,846)			(24,846)
Share based compensation expense	5,100		5,100
Balance at Dec. 31, 2017	$ 1,810,336	$ 2,319,293	$ 44,037	$ 131,610	$ (684,604)